Variable Interest Entities - Summary of VIE Consolidated By FHN (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 781,291		$ 639,073
Loans, net of unearned income	27,535,532	[1]	27,658,929	[1]	$ 19,589,520
Less: Allowance for loan losses	180,424		189,555		$ 202,068	$ 210,242
Total net loans	27,355,108		27,469,374
Other assets	1,802,939		1,723,189
Total assets	40,832,258		41,423,388
Liabilities:
Term borrowings	1,170,963		1,218,097
Other liabilities	580,335		549,234
Total liabilities	36,046,878		36,842,900
On Balance Sheet Consumer Loan Securitizations
Assets:
Cash and due from banks	0		0
Loans, net of unearned income	16,213		24,175
Less: Allowance for loan losses	0		0
Total net loans	16,213		24,175
Other assets	35		47
Total assets	16,248		24,222
Liabilities:
Term borrowings	2,981		11,226
Other liabilities	0		2
Total liabilities	2,981		11,228
Rabbi Trusts Used For Deferred Compensation Plans
Assets:
Other assets	78,446		80,479
Total assets	78,446		80,479
Liabilities:
Other liabilities	56,700		61,733
Total liabilities	$ 56,700		$ 61,733

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.